Goodwill and Intangible Assets - Schedule of Intangible Assets Subject to Amortization (Details) - USD ($) $ in Thousands	7 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Total intangible assets, term	9 years 7 months 6 days
Intangible assets, gross carrying amount	$ 147,000
Successor [Member]
Intangible assets, gross carrying amount	147,000
Intangible assets, accumulated amortization	(8,948)
Intangible assets, net carrying amount	$ 138,052
Predecessor [Member]
Intangible assets, gross carrying amount		$ 58,770
Intangible assets, accumulated amortization		(58,760)
Intangible assets, net carrying amount		10
Customer Contracts [Member]
Total intangible assets, term	10 years
Intangible assets, gross carrying amount	$ 121,500
Customer Contracts [Member] | Successor [Member]
Intangible assets, gross carrying amount	121,500
Intangible assets, accumulated amortization	(7,088)
Intangible assets, net carrying amount	$ 114,412
Customer Contracts [Member] | Predecessor [Member]
Intangible assets, gross carrying amount		58,770
Intangible assets, accumulated amortization		(58,760)
Intangible assets, net carrying amount		10
Trademarks and Trade Names [Member]
Total intangible assets, term	8 years
Intangible assets, gross carrying amount	$ 25,500
Trademarks and Trade Names [Member] | Successor [Member]
Intangible assets, gross carrying amount	25,500
Intangible assets, accumulated amortization	(1,860)
Intangible assets, net carrying amount	$ 23,640
Trademarks and Trade Names [Member] | Predecessor [Member]
Intangible assets, gross carrying amount
Intangible assets, accumulated amortization
Intangible assets, net carrying amount